TAXATION - Tax holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TAXATION
Tax holiday effect	¥ 115,521	¥ 141,554	¥ 108,213
Basic net income per share effect	¥ 0.03	¥ 0.04	¥ 0.05
Diluted net income per share effect	¥ 0.03	¥ 0.04	¥ 0.05
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,569,179	3,549,122	2,226,265
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,569,179	3,549,122	2,267,331